Segment Information - Schedule of Total Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 1,901,326	$ 452,299
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	1,824,380	384,297
Outside Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 76,946	$ 68,002